Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Other receivables		$ 60	$ 424	$ 86
Prepaid expenses, other		124	230	541
Prepaid insurance		669	219	492
Deferred issuance costs			463
Prepaid software		44	129	173
Prepaid materials		33	45
Other note receivables	[1]			807
Deferred costs				353
Total prepaid expenses and other current assets		$ 2,136	$ 1,510	$ 2,452

[1]	Other note receivables relate to the current portion of one of its loan receivable balances related to the total turn-key solution (“TTK Solution”) program.